Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Revenue and Pre-tax Income by Segment

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2012
External revenue	$40,236	$18,566	$25,448	$17,667	$2,013	$103,930
Internal revenue	1,166	719	3,274	676	2,060	7,896
Total revenue	$41,402	$19,286	$28,722	$18,343	$4,073	$111,826
Pre-tax income	$6,961	$2,983	$10,810	$1,227	$2,034	$24,015
Revenue year-to-year change	(1.7)%	(4.0)%	1.8%	(7.5)%	(2.9)%	(2.3)%
Pre-tax income year-to-year change	10.8%	(0.8)%	8.4%	(24.9)%	1.1%	4.8%
Pre-tax income margin	16.8%	15.5%	37.6%	6.7%	49.9%	21.5%

2011
External revenue	$40,879	$19,284	$24,944	$18,985	$2,102	$106,194
Internal revenue	1,242	797	3,276	838	2,092	8,246
Total revenue	$42,121	$20,081	$28,219	$19,823	$4,195	$114,440
Pre-tax income	$6,284	$3,006	$9,970	$1,633	$2,011	$22,904
Revenue year-to-year change	6.6%	5.6%	10.9%	5.6%	2.8%	7.1%
Pre-tax income year-to-year change	14.3%	18.1%	5.3%	12.2%	2.8%	9.5%
Pre-tax income margin	14.9%	15.0%	35.3%	8.2%	47.9%	20.0%

2010
External revenue	$38,201	$18,223	$22,485	$17,973	$2,238	$99,120
Internal revenue	1,313	798	2,950	804	1,842	7,707
Total revenue	$39,514	$19,021	$25,436	$18,777	$4,080	$106,827
Pre-tax income	$5,499	$2,546	$9,466	$1,456	$1,956	$20,923
Revenue year-to-year change	2.0%	2.6%	5.7%	9.8%	0.1%	4.2%
Pre-tax income year-to-year change	0.3%	1.8%	13.8%	12.1%	13.5%	8.3%
Pre-tax income margin	13.9%	13.4%	37.2%	7.8%	48.0%	19.6%

Revenue and pre-tax income reconciliations to IBM as Reported

($ in millions)

For the year ended December 31:	2012	2011	2010
Revenue
Total reportable segments	$111,826	$114,440	$106,827
Other revenue and adjustments	577	722	750
Elimination of internal transactions	(7,896)	(8,246)	(7,707)
Total IBM consolidated revenue	$104,507	$106,916	$99,870

($ in millions)

For the year ended December 31:	2012	2011	2010
Pre-tax income
Total reportable segments	$24,015	$22,904	$20,923
Amortization of acquired intangible assets	(703)	(629)	(512)
Acquisition-related charges	(36)	(46)	(46)
Non-operating retirement- related (costs)/income	(538)	72	414
Elimination of internal transactions	(1,197)	(1,243)	(957)
Unallocated corporate amounts*	361	(56)	(98)
Total IBM consolidated pre-tax income	$21,902	$21,003	$19,723

*              The 2012 amount includes the gain related to the Retail Store Solutions divestiture. The 2011 amount includes gains related to the sale of Lenovo common stock.

Assets and Other Items by segment

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2012
Assets	$15,884	$8,022	$26,291	$8,232	$38,882	$97,310
Depreciation/amortization of intangibles*	1,597	75	1,157	786	853	4,470
Capital expenditures/investments in intangibles	1,760	42	618	1,106	708	4,233
Interest income	—	—	—	—	1,942	1,942
Interest expense	—	—	—	—	410	410

2011
Assets	$15,475	$8,078	$23,926	$7,649	$36,427	$91,557
Depreciation/amortization of intangibles*	1,713	83	1,062	737	1,145	4,739
Capital expenditures/investments in intangibles	1,838	56	469	1,032	930	4,325
Interest income	—	—	—	—	2,139	2,139
Interest expense	—	—	—	—	538	538

2010
Assets	$15,560	$8,007	$22,625	$7,287	$35,813	$89,292
Depreciation/amortization of intangibles*	1,632	75	992	784	1,417	4,900
Capital expenditures/investments in intangibles	1,511	52	463	1,163	1,246	4,434
Interest income	—	—	—	—	2,116	2,116
Interest expense	—	—	—	—	548	548

*  Segment pre-tax income does not include the amortization of intangible assets.

Asset reconciliation to IBM as reported

($ in millions)

At December 31:	2012	2011	2010
Assets
Total reportable segments	$97,310	$91,557	$89,292
Elimination of internal transactions	(4,943)	(5,407)	(5,515)
Unallocated amounts
Cash and marketable securities	9,779	10,575	10,113
Notes and accounts receivable	3,769	3,526	3,762
Deferred tax assets	5,194	4,865	4,494
Plant, other property and equipment	2,555	2,918	3,067
Pension assets	945	2,837	3,060
Other	4,604	5,562	5,178
Total IBM consolidated assets	$119,213	$116,433	$113,452

Geographic Information

($ in millions)

For the year ended December 31:	2012	2011	2010
United States	$36,270	$37,041	$35,581
Japan	10,697	10,968	10,701
Other countries	57,540	58,906	53,589
Total IBM consolidated revenue	$104,507	$106,916	$99,870

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property-Net

($ in millions)

At December 31:	2012	2011	2010
United States	$6,555	$6,271	$6,134
Other countries	6,299	6,186	6,298
Total	$12,854	$12,457	$12,432

Revenue by Classes of Similar Products or Services

($ in millions)

For the year ended December 31:	2012	2011	2010
Global Technology Services
Services	$31,161	$31,746	$29,367
Maintenance	7,343	7,515	7,250
Systems	1,574	1,478	1,409
Software	159	140	175
Global Business Services
Services	$18,216	$18,956	$17,858
Software	208	211	236
Systems	142	118	129
Software
Software	$23,144	$22,921	$20,882
Services	2,304	2,022	1,603
Systems and Technology
Servers	$11,980	$12,362	$11,619
Storage	3,411	3,619	3,420
Microelectronics OEM	1,572	1,975	1,938
Retail Store Solutions	357	753	674
Microelectronics Services	346	277	321
Global Financing
Financing	$1,471	$1,612	$1,580
Used equipment sales	542	490	659